Trade and other receivables (Tables)	9 Months Ended
Sep. 30, 2023
Trade and other receivables [Abstract]
Trade and other receivables
Trade and other receivables as of September 30, 2023, and December 31, 2022, consist of the following:

	Balance as of September 30,	Balance as of December 31,
	2023	2022
	($ in thousands)
Trade receivables	225,144	125,437
Tax receivables	33,719	45,680
Prepayments	23,636	11,827
Other accounts receivable	4,703	17,390
Total	287,202	200,334